SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of restricted share units activities

	Number of Restricted Shares	Weighted-Average Grant-Date Fair Value
		US$
Outstanding at January 1, 2016	—	—
Granted	4,034,100	7.25
Vested	(2,512,300)	7.25
Forfeited	(74,600)	7.25

Outstanding at December 31, 2016	1,447,200	7.25